Investments in Associates and Joint Ventures - Detailed Information about Movement of Investments in Associates and Joint Ventures (Parenthetical) (Detail) ¥ / shares in Units, ¥ in Millions								12 Months Ended
	Aug. 17, 2020 CNY (¥)	Aug. 17, 2020 $ / shares	Jun. 30, 2020 CNY (¥)	Jun. 23, 2020 CNY (¥) ¥ / shares	May 22, 2020 CNY (¥) ¥ / shares	May 20, 2020 CNY (¥)	May 20, 2020 $ / shares	Dec. 31, 2020 ¥ / shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2020 $ / shares
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend received				¥ 550
Cash dividend declared, per share | ¥ / shares				¥ 0.0639
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend received	¥ 124					¥ 54
Cash dividend declared, per share | $ / shares		$ 0.062					$ 0.026
Per share value | $ / shares										$ 1.55
Impairment Loss			¥ 707						¥ 2,510
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member] | Investment property [member]
Disclosure of significant investments in associates and joint ventures [line items]
Discount rate of cash flow								10.00%	8.00%
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member] | Development property [member]
Disclosure of significant investments in associates and joint ventures [line items]
Discount rates								10.00%	10.00%
China United Network Communications Limited (China Unicom) [member]
Disclosure of significant investments in associates and joint ventures [line items]
Cash dividend received					¥ 193
Cash dividend declared, per share | ¥ / shares					¥ 0.0604
Per share value | ¥ / shares								¥ 4.46